Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,009,352.28
Previously Paid Amount	0.00
Total Fee Amount	415.59
Total Offset Amount	0.00
Net Fee	$ 415.59
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A